3 BUSINESS COMBINATIONS	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3. BUSINESS COMBINATIONS:

Acquisition of Bellsoft, Inc.

Bellsoft, Inc. ("Bellsoft") is a consulting company based in Lawrenceville, Georgia with over 175 consultants specialized in the areas of SAP software, business intelligence, data warehousing and other enterprise resource planning services.  Bellsoft has operations in the United States and in India. On November 20, 2015, the Company completed the acquisition of Bellsoft for the consideration listed below.  For financial accounting purposes, the Company recognized September 1, 2015 as the effective date of the acquisition.  The consideration payable for the acquisition of Bellsoft includes:

1.	A cash payment in the amount of $3,000,000 at closing,

2.	235,295 shares of AMERI's common stock issued at closing,

3.	$250,000 quarterly cash payments to be paid on the last day of each calendar quarter of 2016,

4.	A $1,000,000 cash reimbursement to be paid 5 days following closing to compensate Bellsoft for a portion of its approximate cash balance as of September 1, 2015,

5.	Approximately $2,500,000 to be paid within 30 days of closing in connection with the excess of Bellsoft's accounts receivable over its accounts payable as of September 1, 2015, and

6.	Earn-out payments of approximately $500,000 a year for 2016 and 2017, if earned through the achievement of annual revenue and EBITDA targets specified in the Bellsoft purchase agreement, subject to downward or upward adjustment depending on actual results. In the first quarter of 2016, the Company adjusted the estimate for the earn-out to be paid from $400,000 to $500,000 a year for each of 2016 and 2017.

As of September 30, 2016, cash earn-out payments of $500,000 for each of 2016 and 2017 and an aggregate of $306,609 in respect of the 2016 quarterly cash payments remain due to Bellsoft's former shareholders.

Entry into Agreement to Acquire Bigtech Software Private Limited.

On June 23, 2016, the Company entered into a definitive agreement to purchase Bigtech Software Private Limited ("Bigtech"), a pure-play SAP services company providing a complete range of SAP services including turnkey implementations, application management, training and basis ABAP support. Bigtech has been in operation since 2000. Based in Bangalore, India, Bigtech offers SAP services to bring effectiveness in business operations to companies of all sizes and verticals. At the end of June 2016, the Ministry of External Affairs (India) completed the initial validation process for the Bigtech. As of September 30, 2016, the transaction is pending final approval from the Ministry of External Affairs (India). The consideration to be paid for the acquisition of Bigtech is:

1.	$340,000, to be paid on September 22, 2016, which was within 90 days of closing;
2.	Warrants for the purchase of 51,000 shares of the Company's common stock, with such warrants exercisable for two years from the date of closing; and

3.	$255,000, which may become payable in cash as a commission to the sellers of Bigtech if Bigtech achieves certain revenue targets within the two years following closing.

The initial acquisition consideration of $340,000 was paid to the owners Bigtech on September 22, 2016 and included in our consolidation effective July 1st 2016.

 Acquisition of Virtuoso

On July 22, 2015, the Company, through its wholly-owned subsidiaries, acquired all of the outstanding membership interests of Virtuoso, L.L.C. ("Virtuoso"), a Kansas limited liability company, pursuant to the terms of an Agreement of Merger and Plan of Reorganization, by and among the Company, Virtuoso Acquisition Inc., Ameri100 Virtuoso Inc., Virtuoso and the sole member of Virtuoso (the "Sole Member").  Virtuoso is an SAP consulting firm specialized in providing services on SAP S/4 HANA finance, enterprise mobility and cloud migration and is based in Leawood, Kansas. In connection with the merger, Virtuoso's name was changed to Ameri100 Virtuoso Inc.

The purchase price paid to the Sole Member for the acquisition of Virtuoso consisted of: (a) a cash payment in the amount of $675,000 which was due within 90 days of closing and was paid on October 21, 2016, (b) $659,138 or 101,250 shares of the Company's common stock at closing at a market price of $6.51 on July 22, 2016 , and (c) earn-out payments in cash and stock of $225,000 and approximately $280,744 to be paid, if earned, in 2016, 2017 and 2018.

Acquisition of DC&M

On July 29, 2016, the Company acquired 100% of the membership interests of DC&M Partners, L.L.C. ("DCM"), an Arizona limited liability company, pursuant to the terms of a Membership Interest Purchase Agreement among the Company, DCM, all of the members of DCM, Giri Devanur and Srinidhi "Dev" Devanur. DCM is a provider of information technology development, consulting and management services and is located in Chandler, Arizona.

The purchase price for the acquisition of DCM consisted of: (a) a cash payment in the amount of $3,000,000 at closing, (b) 1,600,000 shares of the Company's common stock, which are to be issued on July 29, 2018 or upon a change of control of the Company (whichever occurs earlier), and (c) earn-out payments of $1,500,000 payable in cash each year to be paid, if earned, in 2017 and 2018. Consideration payable for DC&M for the earn out to be paid is $3 million in cash and amounts to be paid in stock for DC&M is $10.416 million as of September 30, 2016.

NOTE 3.            BUSINESS COMBINATIONS:

Acquisition of Bellsoft, Inc.  Bellsoft, Inc. ("Bellsoft") is a consulting company based in Lawrenceville, Georgia with over 175 consultants specialized in the areas of SAP, business intelligence ("BI"), DW and other enterprise resource planning ("ERP") services.  Bellsoft has operations in the United States and in India. On November 20, 2015, the Company completed the acquisition of Bellsoft for the consideration listed below.  For financial accounting purposes, the Company recognizes September 1, 2015 as the effective date of the acquisition.

The purchase price for the acquisition of Bellsoft consisted of:

1.	A cash payment in the amount of $3,000,000 at closing,
2.	235,295 shares of AMERI's common stock issued at closing,

3.	$250,000 quarterly cash payments to be paid on the last day of each calendar quarter of 2016,
4.	A $1,000,000 cash reimbursement to be paid 5 days following closing to compensate Bellsoft for a portion of its approximate cash balance as of September 1, 2015,

5.	Approximately $2,500,000 to be paid within 30 days of closing in connection with the excess of Bellsoft's accounts receivable over its accounts payable as of September 1, 2015, and
6.	Earn-out payments of approximately $500,000 a year for 2016 and 2017, if earned through the achievement of annual revenue and EBITDA targets specified in the Bellsoft purchase agreement, subject to downward or upward adjustment depending on actual results.

The Company and Bellsoft expect closing of open items during 2016 with the exception of any 2017 earned-out payment.

Simultaneously with the Bellsoft acquisition, Bellsoft entered into a Revolving Credit and Security Agreement (the "Credit Facility") with Federal National Payables, Inc., a Delaware corporation doing business as Federal National Commercial Credit (the "Lender"). Up to $6 million principal amount of advances may be extended under the Credit Facility. The Credit Facility will be used to pay a portion of the costs associated with the acquisition of Bellsoft, with the balance being available for general working capital of Bellsoft. The Credit Facility has a term of two years, which will automatically renew unless a written notice of termination is given by Bellsoft or the Lender to the other at least 60 days prior to the end of the original or any renewed term. Interest under the Credit Facility will accrue on the higher of (a) the outstanding principal amount of advances under the Credit Facility and (b) $2,000,000 at a per annum rate equal to the Prime Rate plus 1.00%, which will be payable monthly in arrears. With each payment of interest, Bellsoft will also pay a servicing fee of 0.38% multiplied by the higher of (a) the average daily principal amount of advances under the Credit Facility for the previous calendar month or portion thereof and (b) $2,000,000. The Credit Facility is secured by substantially all of Bellsoft's assets. The amounts borrowed by Bellsoft under the Credit Facility are guaranteed by us.

Reverse Merger. On May 26, 2015, we completed a "reverse merger" transaction, in which we caused Ameri100 Acquisition, Inc., a Delaware corporation and our newly created, wholly owned subsidiary, to be merged with and into Ameri and Partners (dba Ameri100), a Delaware corporation (the "Merger"). As a result of the Merger, Ameri and Partners became our wholly owned subsidiary with Ameri and Partners' former stockholders acquiring a majority of the outstanding shares of our common stock. The Merger was consummated under Delaware law, pursuant to an Agreement of Merger and Plan of Reorganization, dated as of May 26, 2015 (the "Merger Agreement"). Concurrently with the closing of the Merger, we issued a 5% Unsecured Convertible Note due May 26, 2017, in the principal amount of $5,000,000 (the "Convertible Note"), together with a warrant to purchase shares of our common stock (the "Warrant"), in a private placement (the "Private Placement") to Lone Star Value Investors, LP ("Lone Star Value"), pursuant to the terms of a Securities Purchase Agreement, dated as of May 26, 2015 (the "Securities Purchase Agreement"). Prior to the Merger, Lone Star Value was our majority shareholder.

Ameri India Agreements. As part of the Merger, we purchased 24.9% of the outstanding shares of common stock of Ameri Consulting Service Private Limited, a corporation organized under the laws of India which is owned by Giri Devanur and Srinidhi "Dev" Devanur ("Ameri India"), for aggregate consideration consisting of $1.00 and the consideration furnished by us to the stockholders of Ameri & Partners under the Merger Agreement, pursuant to the terms of a Stock Purchase Agreement, dated as of May 26, 2015, by and between us and Messrs. Devanur.  Subject to obtaining various regulatory approvals for foreign ownership required under India's Foreign Exchange Management Act, we agreed to purchase the remaining 75.1% of the outstanding shares of Ameri India for similar consideration. As of December 31, 2015 there was not a material amount of activity in the Ameri India subsidiary.

Acquisition of Linear Logic Corporation. On April 1, 2015, Ameri and Partners Inc., acquired all of the assets and liabilities of Linear Logics Corporation (referred to as "Linear" and "Linear Logics"), pursuant to the terms of a Share Purchase Agreement (the "Linear Acquisition"). Headquartered in Glen Mills, Philadelphia, Linear Logics Corporation is a leading provider of supply chain management solutions. Linear Logics was started by professionals with several decades of combined experience in manufacturing, planning, logistics, and system integration. The unique capability of bridging the gap between the business process and the use of appropriate technology has been a driver to extract value from the customer supply chain. Linear Logics is a SAP partner and has co-developed solutions for sales and operations planning and demand management using SAP technology. The total cash price was $1,000,000. We paid the first installment of $340,000 towards the cash price, which was classified as an investment in our balance sheet.

The Company determined the total allocable purchase price consideration to be $1.05 million. Purchase consideration is broken down into three parts namely, 1/3 cash, 1/3 stock, and 1/3 earn out. Out of the purchase consideration, $1 million was agreed to be paid in three installments, 34% of which was paid at the time of signing the agreement, 33% was paid in May 2015 and final 33% is accrued to be payable in the current financials.

An earnout agreement was entered into in connection with the Linear Acquisition under which the former Linear shareholders are eligible to receive additional contingent consideration. Earnout consideration to be paid, if any, to Linear will be based upon the achievement of certain performance measures (and is not impacted by continued employment status) over two consecutive twelve-month earnout periods, concluding on April 1, 2017.

In connection with the Linear Acquisition, the Company made certain estimates related to the fair value of assets acquired, liabilities assumed, contingent earnout consideration and identified intangibles.

The Company performed a fair value allocation of the purchase price among assets, liabilities and identified intangible assets. The allocation of the purchase price was as follows:

Total
(In Thousands)
Accounts receivable	$140,101
Cash and cash equivalents	317,970
Rent deposits	2,500
Accounts payable and accrued expenses	(219,968)
Products	814,522

Total purchase price	$1,055,125

The Linear Acquisition was accounted for as a purchase transaction, and accordingly, the results of operations, commencing April 1, 2015, are included in the Company's accompanying consolidated statement of income.